REPORTABLE SEGMENTS	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
REPORTABLE SEGMENTS

NOTE 17 — REPORTABLE SEGMENTS

The Group determines its operating segments based on the management approach used by the Chief Operating Decision Maker (“CODM”), identified as the Chief Executive Officer, to evaluate performance and allocate resources. The CODM regularly reviews financial information organized by the Group’s principal operating entities, which consist of the operations of the Australian parent company and its United States subsidiaries.

Accordingly, the Group has identified two reportable segments: Australia and the United States. The Australia segment primarily consists of the Group’s Australian beverage operations and corporate activities. The United States segment consists of the operations of the Group’s United States subsidiaries. The CODM evaluates the performance of the reportable segments primarily based on revenues and loss from operations and uses such information in assessing performance and allocating resources. Intercompany transactions and balances are eliminated in consolidation.

Revenue by reportable segment was as follows:

	For the Years Ended
	December 31,
	2025	2024
Revenues:		(As Restated)

Australia	$2,743,510	$2,920,941
United States	28,731	1,300
Total revenues	$2,772,241	$2,922,241

	For the Years Ended
	December 31,
	2025	2024
Loss from operations:		(As Restated)

Australia	$(4,703,076)	$(3,924,549)
United States	(679,819)	(1,139,956)
Total loss from operations	$(5,382,895)	$(5,064,505)

	For the Years Ended
	December 31,
	2025	2024
Depreciation and amortization:		(As Restated)

Australia	$238,642	$471,995
United States	4,355	4,355
Total depreciation and amortization	$242,997	$476,350

Depreciation and amortization includes amortization of right-of-use assets recorded in connection with the Group’s operating leases.

	For the Years Ended
	December 31,
	2025	2024
Capital expenditures:		(As Restated)

Australia	$50,444	$7,105
United States	—	—
Total capital expenditures	$50,444	$7,105

	December 31,
	2025	2024
Total assets:		(As Restated)

Australia	$1,213,357	$3,366,461
United States	27,975	431,417
Effect of exchange rate changes	46,078	(27,865)
Total assets	$1,287,410	$3,770,013

Total assets excludes intercompany balances and, for the Australia segment, investments in consolidated subsidiaries.